EARNING PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation	The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2021 and 2020 are as follows:

(in thousands of $)	2021	2020
Net income (loss)	128,074	(202,101)

(in thousands)	2021	2020
Weighted average number of shares outstanding - basic	184,147	143,278
Dilutive effect of share options	276	—
Weighted average number of shares outstanding - diluted	184,423	143,278

Dividends Declared

	2021	2020
Cash dividends per share declared	$0.75	—